Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property Plant and Equipment
		New	Machinery		Computers
	Land and	logistics	and	Motor	and	Office
	Building	Center (*)	equipment	Vehicles	equipment	Furniture	Total
Consolidated Cost:
Balance -January 1, 2024	59,438	26,826	13,073	11,062	9,498	2,325	122,222
Changes during 2024:
Additions	341	43,332	2,562	1,028	1,213	270	48,746
Dispositions	-	-	(999)	(1,752)	-	-	(2,751)

Balance – December 31, 2024	59,779	70,158	14,636	10,338	10,711	2,595	168,217
Changes during 2025:
Additions	283	28,172	3,078	1,156	1,179	105	33,973
Dispositions	-	-	-	(498)	-	-	(498)

Balance – December 31, 2025	60,062	98,330	17,714	10,996	11,890	2,700	201,692

Accumulated depreciation:
Balance – January 1, 2024	30,859	-	6,480	10,352	6,764	1,181	55,636
Changes during 2024:
Additions	2,907	-	496	568	1,149	57	5,177
Dispositions	-	-	(999)	(1,465)	-	-	(2,464)
Balance – December 31, 2024	33,766	-	5,977	9,455	7,913	1,238	58,349
Changes during 2025:
Additions	2,949	-	598	756	1,250	64	5,617
Dispositions	-	-	-	(498)	-	-	(498)
Balance – December 31, 2025	36,715	-	6,575	9,713	9,163	1,302	63,468

Net book value:
December 31, 2025	23,347	98,330	11,139	1,283	2,727	1,398	138,224
December 31, 2024	26,013	70,158	8,659	883	2,798	1,357	109,868

Net book value (US Dollars in thousands):
December 31, 2025	7,319	30,824	3,492	402	855	438	43,330
December 31, 2024	8,155	21,993	2,714	276	877	425	34,440

Property, plant and equipment under construction